Restatement of Previously Issued Financial Statements (Details) - Schedule statement of changes in stockholders’ equity (deficit) and cash flows - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule statement of changes in stockholders’ equity (deficit) and cash flows [Line Items]
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses		$ 203,996,943
Initial value of common stock subject to possible redemption		(207,625,237)
Accretion for Class A common stock to redemption amount
Total Stockholders’ Equity (Deficit)	$ 5,000,001	5,000,001
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption	(5,091,787)
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule statement of changes in stockholders’ equity (deficit) and cash flows [Line Items]
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses		(203,996,943)
Initial value of common stock subject to possible redemption		207,625,237
Accretion for Class A common stock to redemption amount		(26,003,057)
Total Stockholders’ Equity (Deficit)	(27,466,550)	(22,374,763)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption	5,091,787
Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule statement of changes in stockholders’ equity (deficit) and cash flows [Line Items]
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses
Initial value of common stock subject to possible redemption
Accretion for Class A common stock to redemption amount		(26,003,057)
Total Stockholders’ Equity (Deficit)	(22,466,549)	$ (17,374,762)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption